LOANS PAYABLE	12 Months Ended
Dec. 31, 2024
Loans Payable
LOANS PAYABLE

14. LOANS PAYABLE

	December 31, 2024	December 31, 2023
Opening balance	$85,058	$86,571
Repayment of loans payable	(85,058)	(6,747)
Accretion expense	-	5,234
Ending balance	$-	$85,058

	Start Date	Maturity Date	Rate	Carrying Value December 31, 2024	Carrying Value December 31, 2023
CEBA	2020-05-19	2024-03-28	0%	$-	$40,000
CEBA	2021-04-23	2024-03-28	0%	-	40,000
Vehicle loan	2019-08-30	2024-09-11	6.99%	-	5,058
Total				$-	$85,058

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2024

Expressed in Canadian Dollars

14. LOANS PAYABLE (CONT’D)

On May 19, 2020, Dronelogics received a $40,000 CEBA loan. This loan was interest-free and 25% of the loan, up to $10,000, was forgivable if the loan was repaid on or before January 18, 2024. The repayment date was extended by the Government of Canada to March 28, 2024 and was fully repaid by the due date.

On April 23, 2021, Draganfly Innovations Inc. received a $60,000 CEBA loan. This loan is currently interest free and up to $20,000 is forgivable if the loan is repaid on or before January 18, 2024. The repayment date was extended by the Government of Canada to March 28, 2024 and was fully repaid by the due date.

The CEBA loans were unsecured, and the vehicle loan was secured by the vehicle.